(LOGO)

SEMI
ANNUAL
REPORT

September 30, 2001

Letter To Shareholders              November 1, 2001

Dear Fellow Shareholder:
  We cannot begin this review to you
without acknowledging a debt.
Building over the last 18 years of
my professional career, this debt
consists of the stellar research,
true grit and integrity of a number
of brokerage firms.  Chief among
them were Sandler O'Neill and
Keefe, Bruyette and Woods.   The
professionals of these firms are
financial service industry
specialists who know their craft
like none before them.  They are,
in short, world class.   That so
many of them perished on September
11th is the kind of loss that
is beyond comprehension--beyond my
understanding, that is--a loss we
suffer for a long time and in bits
because the whole of it is too much
today.  That so many are so missed
is consolation, even inspiration--a
charge to cherish our lives and one
another a little more.

                      TOTAL RETURN
             For The Periods Ended 9/30/01

                               6 Mos.   1 Year    3 Years    5 Years
First Financial Fund's NAV1    11.0%     34.6%     13.1%      12.1%
S&P 500                        -9.7     -26.6       2.0       10.2
NASDAQ Composite*             -18.6     -59.2      -4.0        4.1
NASDAQ Banks*                   9.4      15.8       6.0       12.4
SNL All Daily Thrift*           7.8      32.8      13.6       17.3
SNL MBS REITS                  26.8      35.9      -3.5        1.4
SNL Mortgage Banks*             3.2      55.5       1.3       -5.3

1 Past performance is not indicative of future results. Returns based on market performance of the Fund's shares would be different.

*  Principal only.

Note: Returns for periods greater than one year are annualized.

  Financially, we enjoyed a fine six-
month period.  This was not so for
the stock market in general.  Our
basic bet, namely, more interest
rate risk and limited credit risk
paid off.  The yield curve has
steepened dramatically as the
Federal Reserve fought to revive a
slowing economy, which probably
entered the beginning of a
recession in the second
week of September.  At this point,
all eyes are on consumers to see
whether they will save or spend the
tax cuts and the added cash from
mortgage refinancing.  Though the
stock market of late suggests
otherwise, we feel the risk is for
a more protracted slowdown and
reliquefaction process.  We would
still eschew credit risk and favor
the beneficiaries of a steep yield
curve.  However, as we are nearer
to an inflection point, we prefer
to stay more liquid and keep our
concentration levels down.  This
will allow greater flexibility as
events unfold.  Flexibility may be
our and our companies' most
valuable asset over the next
several quarters.
                                       1

We continue to owe you, our
shareholders, a debt of gratitude
as well.  These are not easy days
to be an investor in equities.  For
our part, we see a multitude of
opportunities in such volatile
markets.   If ever there was a time
to run a small and flexible
portfolio within a large firm with
substantial resources, this is it.
We thank you for being there with
us.

Thank you for your trust in us.

Nicholas C. Adams
                                       2

Portfolio of Investments as of September 30, 2001
(Unaudited)                                           FIRST FINANCIAL FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--83.9%
COMMON STOCKS--82.6%
------------------------------------------------------------
Banks & Thrifts--44.6%
  12,800    Abington Bancorp, Inc.                 $    172,160
  34,600    Algiers Bancorp, Inc.                       301,020
 129,200    Astoria Financial Corp.                   7,656,392
 703,250    Bay View Capital Corp.                    4,922,750
 125,300    Bostonfed Bancorp, Inc.                   2,856,840
  64,640    Broadway Financial Corp.                    749,824
 225,500    Capital Crossing Bank*                    4,038,705
  86,600    CBES Bancorp, Inc.                        1,125,800
 142,538    CCF Holding Co.                           2,227,869
 101,900    Commerce Bancorp, Inc.                    6,929,200
 118,000    Commercial Bank New York                  3,858,600
  60,000    Community Bank San Jose
              California(a)                           1,938,600
 155,500    Community Financial Corp.                 2,239,200
 308,700    Connecticut Bancshares, Inc.              6,822,270
 195,000    Dime Bancorp, Inc.                           48,750
 275,500    Downey Financial Corp.                   12,157,815
 370,486    Fidelity Federal Bancorp                  1,352,274
  64,380    Fifth Third Bancorp                       3,958,082
  29,000    First Financial Corp.                       514,750
 319,150    First Republic Bank                       7,324,493
 313,500    FirstFed America Bancorp, Inc.            5,454,900
 252,000    FirstFed Bancorp, Inc.                    1,638,000
  39,600    Firstfed Financial Corp.                  1,029,600
 124,400    Golden State Bancorp, Inc.                3,781,761
 291,400    Hawthorne Financial Corp.*                5,594,880
  19,999    HFB Financial Corp.                         241,588
  50,000    Hibernia Corp.                              817,500
  19,500    Iberiabank Corp.                            557,700
  41,600    Lincoln Bancorp                             640,640
  42,000    M & T Bankcorp.                           3,108,000
 186,400    Macatawa Bank Corp.                       3,112,880
  33,300    Mercantile Bank Corp.*                      547,785
 219,600    MetroCorp Bancshares, Inc.                2,507,832
 224,000    North Valley Bancorp                      2,878,400
 210,000    Northeast Pennsylvania Financial
              Corp.                                   3,034,500
 213,200    Pacific Century Financial Corp.*          4,982,484
 102,900    Pacific Crest Capital, Inc.               1,924,230
 341,660    Pacific Union Bank*                       3,621,596
  34,600    Peoples Financial Corp.                     281,990
 165,930    Perpetual Federal Savings Bank            2,522,136
 345,000    Port Financial Corp.                   $  8,238,600
  94,900    PrivateBankcorp, Inc.*                    1,508,910
 317,300    Provident Financial Holdings, Inc.*       7,535,875
  40,650    Redwood Financial, Inc.*                    447,150
  45,000    River Valley Bancorp                        900,900
  47,800    Rowan Bancorp, Inc.*                        812,600
 210,000    Southwest Bancorp, Inc.                   3,213,000
  32,500    St. Landry Financial Corp.(a)*              357,500
  21,100    Team Financial, Inc.                        173,864
 345,800    Thistle Group Holdings Co.*               3,146,780
 100,700    Unionbancal Corp.                         3,407,688
 172,000    Woronoco Bancorp, Inc.*                   2,958,400
                                                   ------------
                                                    152,175,063
                                                   ------------
------------------------------------------------------------
Other Financial Intermediaries--21.3%
 762,800    America First Mortgage Investments,
              Inc.                                    6,750,780
 125,600    American Home Mortgage Holdings,
              Inc.                                    2,191,720
  42,730    American International Group, Inc.        3,332,955
 210,000    American Physicians Capital, Inc.         4,361,700
 170,700    Annaly Mortgage Management, Inc.          2,466,615
 167,500    Anthracite Capital, Inc.                  1,742,000
 574,200    Banner Central Finance Co.                  717,750
 157,500    E*Trade Group, Inc.*                        952,875
  42,000    Fannie Mae                                3,362,520
 227,875    First Mortgage Corp.*                       820,350
 155,504    Fortress Investment Corp.(a)              2,897,040
 430,053    Hanmi Financial Corp.*                    5,848,721
 272,590    Healthcare Financial Partners,
              Inc.(a)                                 4,034,332
 574,200    Hispanic Express, Inc.                      677,556
 128,200    IndyMac Bancorp, Inc.                     3,475,502
 161,600    Landamerica Financial Group, Inc.         5,373,200
  72,500    Legg Mason, Inc.                          2,882,600
 570,200    Ocwen Financial Corp.*                    4,111,142
 401,600    RAIT Investment Trust                     6,405,520
 959,315    Resource America, Inc.                    8,576,276
  77,595    Vista Bancorp, Inc.                       1,454,906
  13,500    Willis Group Holdings Ltd.*                 315,765
                                                   ------------
                                                     72,751,825
                                                   ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 2001
(Unaudited)                                           FIRST FINANCIAL FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Shares        Description                    Value (Note 1)
------------------------------------------------------------
Rental Services--1.6%
 242,200    Rental-A-Center, Inc.                  $  5,631,150
                                                   ------------
------------------------------------------------------------
Savings & Loan--15.1%
  87,500    Brookline Bancorp, Inc.                   1,312,500
  71,800    Chesterfield Financial Corp.*             1,076,282
 238,500    Citizens First Bancorp, Inc.              3,541,725
 259,700    Fidelity Bankshares, Inc.                 3,466,995
  35,500    First Bell Bancorp, Inc.                    518,300
 170,000    First Federal Bancshares, Inc.            2,638,400
 184,400    Floridafirst Bancorp, Inc.                3,081,324
 294,000    Golden West Financial Corp.              17,081,400
 146,900    Hudson City Bancorp, Inc.                 3,510,910
 357,300    Independence Community Bank Corp.         7,764,129
  51,300    Ledger Capital Corp.                        912,114
  33,000    Northwest Bancorp, Inc.                     330,330
 100,000    Parkvale Financial Corp.                  2,195,000
 139,700    Quaker City Bancorp, Inc.                 4,189,603
                                                   ------------
                                                     51,619,012
                                                   ------------
            Total common stocks
              (cost $242,432,683)                   282,177,050
                                                   ------------
Principal
Amount
(000)
------------------------------------------------------------
Convertible Bonds--1.3%
$  5,000    E*Trade Group, Inc.,
              6.75%, 5/15/08                          3,893,750
   1,000    Online Resources & Communications,
              8.00%, 9/30/05                            520,000
                                                   ------------
            Total convertible bonds
              (cost $5,991,591)                       4,413,750
                                                   ------------
            Total long-term investments
              (cost $248,424,274)                   286,590,800
                                                   ------------

Principal
Amount
(000)         Description                    Value (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--14.7%
Repurchase Agreement--14.7%
$ 49,489    Paribas Corp., 3.00 %, dated
              9/28/2001, due 10/1/2001 in the
              amount of $49,501,372 (cost
              $49,489,000; collateralized by
              $24,762,000 U.S. Treasury Notes,
              6.50%, due 2/28/02, value of
              collateral including interest
              $25,254,399 and by 21,270,000 U.S.
              Treasury Bonds, 9.125%, due
              5/15/09, value of collateral
              including interest-$25,217,321)      $ 49,489,000

    636    Paribas Corp., 3.25%, dated
              9/28/2001, due 10/1/2001 in the
              amount of $636,172 (cost $636,000;
              collateralized by 647,000 U.S.
              Treasury Bonds, 5.50%, due
              8/15/28, value of collateral
              including interest-$648,130)              636,000
                                                   ------------
            Total repurchase agreements
              (cost $50,125,000)                     50,125,000
                                                   ------------
------------------------------------------------------------
Certificates of Deposit
       2    Brookline Savings,
            4.00%, 11/25/01                               1,530
      22    First Federal Savings Bank,
            3.75%, 10/12/01                              22,465
      22    Naugatuck Valley Savings & Loan
              Assoc.,
            3.00%, 10/26/01                              21,916
                                                   ------------
            Total certificates of deposit
              (cost $45,911)                             45,911
                                                   ------------
            Total short-term investments
              (cost $50,170,911)                     50,170,911
                                                   ------------
------------------------------------------------------------
Total Investments--98.6%
            (cost $298,595,185; Note 3)             336,761,711
            Other assets in excess of
              liabilities--1.4%                       4,731,028
                                                   ------------
            Net Assets--100%                       $341,492,739
                                                   ------------
                                                   ------------

--------------
 * Non-income producing security.
(a) Indicates a fair valued security.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities (Unaudited)       FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                      September 30, 2001
Investments, at value (cost $248,470,185)..............................................................         $286,636,711
Repurchase agreement, at value (cost $50,125,000)......................................................           50,125,000
Cash...................................................................................................                  694
Receivable for investments sold........................................................................            4,988,212
Dividends and interest receivable......................................................................              834,317
Other assets...........................................................................................              156,205
                                                                                                             ------------------
   Total assets........................................................................................          342,741,139
                                                                                                             ------------------
Liabilities
Advisory fee payable...................................................................................              555,181
Payable for investments purchased......................................................................              418,535
Administration fee payable.............................................................................              123,992
Accrued expenses.......................................................................................              118,704
Deferred directors' fees...............................................................................               31,988
                                                                                                             ------------------
   Total liabilities...................................................................................            1,248,400
                                                                                                             ------------------
Net Assets.............................................................................................         $341,492,739
                                                                                                             ------------------
                                                                                                             ------------------
Net assets were comprised of:
   Common stock, at par; 25,064,981 shares issued......................................................         $     25,065
   Paid-in capital in excess of par....................................................................          278,076,064
   Cost of 1,154,194 shares held in treasury...........................................................          (12,475,875)
                                                                                                             ------------------
                                                                                                                 265,625,254
   Undistributed net investment income.................................................................            4,316,048
   Accumulated net realized gains......................................................................           33,384,911
   Net unrealized appreciation on investments..........................................................           38,166,526
                                                                                                             ------------------
   Net assets, September 30, 2001......................................................................         $341,492,739
                                                                                                             ------------------
                                                                                                             ------------------
Net asset value per share ($341,492,739 / 23,910,787 shares of common stock outstanding)...............                  $14.28
                                                                                                             ------------------
                                                                                                             ------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

FIRST FINANCIAL FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                Six Months
                                                  Ended
Net Investment Income                       September 30, 2001
Income
   Dividends.............................      $  2,654,592
   Interest..............................         1,355,348
                                            ------------------
      Total income.......................         4,009,940
                                            ------------------
Expenses
   Investment advisory fee...............         1,095,837
   Administration fee....................           255,501
   Legal fees and expenses...............           100,000
   Commitment fees.......................            98,000
   Reports to shareholders...............            65,000
   Custodian's fees and expenses.........            38,000
   Transfer agent's fees and expenses....            17,000
   Listing fees..........................            14,000
   Directors fees........................            12,000
   Audit fee.............................            10,000
   Miscellaneous.........................            49,151
                                            ------------------
      Total expenses.....................         1,754,489
                                            ------------------
Net investment income....................         2,255,451
                                            ------------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment
   transactions..........................        33,858,676
Net change in unrealized appreciation of
   investments...........................        (2,304,267)
                                            ------------------
Net gain on investments..................        31,554,409
                                            ------------------
Net Increase in Net Assets
Resulting from Operations................      $ 33,809,860
                                            ------------------
                                            ------------------

FIRST FINANCIAL FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended
                                   September         Year Ended
Increase in                           30,            March 31,
Net Assets                            2001              2000
Operations
   Net investment income.......   $  2,255,451      $  3,434,275
   Net realized gain on
      investment
      transactions.............     33,858,676        15,308,555
   Net change in unrealized
      appreciation of
      investments..............     (2,304,267)       85,599,520
                                  ------------      ------------
   Net increase in net assets
      resulting from
      operations...............     33,809,860       104,342,350
                                  ------------      ------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income........             --        (2,462,878)
Cost of Fund shares
   reacquired..................     (7,709,459)       (1,148,855)
                                  ------------      ------------
Total increase.................     26,100,401       100,730,617
Net Assets
Beginning of period............    315,392,338       214,661,721
                                  ------------      ------------
End of period(a)...............   $341,492,739      $315,392,338
                                  ------------      ------------
                                  ------------      ------------
---------------
(a) Includes undistributed net
   investment income of........   $  4,316,048      $  2,060,597
                                  ------------      ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Notes to Financial Statements (Unaudited)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
First Financial Fund, Inc. (the 'Fund') was incorporated in Maryland on March 3, 1986, as a closed-end, diversified investment company. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing in securities issued by savings and banking institutions, mortgage banking institutions and their holding companies. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available--including securities listed on national securities exchanges and those traded over-the-counter--are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

All securities are valued as of 4:15 p.m., New York time.

Repurchase Agreement: In connection with repurchase agreement transactions with financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceed one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to declare and pay dividends from net investment income and any net capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements
The Fund has agreements with Wellington Management Company, LLP (the 'Investment Adviser') and with Prudential Investments LLC (the 'Administrator'), formerly Prudential Investments Fund Management LLC. The Investment Adviser makes investment decisions on behalf of the Fund; the Administrator provides occupancy and certain clerical and accounting services to the Fund. The Fund bears all other costs and expenses.

The investment advisory agreement provides for the Investment Adviser to receive a fee, computed monthly and payable quarterly, at the following annual rates:
 .75% of the Fund's average month-end net assets up to and including $50 million, and .625% of such assets in excess of $50 million. The administration agreement provides for the Administrator to receive a fee, computed monthly and payable quarterly, at the annual rate of .15% of the Fund's average month-end net assets.

The Fund has entered into a credit agreement with an unaffiliated lender. The maximum commitment under the agreement is $45 million. Interest on any such borrowings will be at market rates. The Fund also pays a variable commitment fee on the unused portion of the credit facility. The commitment fee is accrued daily and paid quarterly. The expiration date of the credit agreement is April 29, 2002. The Fund did not borrow any amounts pursuant to the credit agreement during the period ended September 30, 2001.

------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2001 were $173,584,391 and $165,900,154, respectively.
--------------------------------------------------------------------------------
                                       7

Notes to Financial Statements (Unaudited)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
The cost basis of the Fund's investments for federal income tax purposes, including short-term investments, at September 30, 2001 was $298,668,101; and, accordingly, net unrealized appreciation for federal income tax purposes was $38,093,610 (gross unrealized appreciation--$47,957,782; gross unrealized depreciation--$9,864,172).

------------------------------------------------------------
Note 4. Capital
There are 50 million shares of $.001 par value common stock authorized. Of the 25,064,981 shares issued as of September 30, 2001, the Investment Adviser owned 10,994 shares. During the year ended March 31, 2001, the Fund repurchased 104,094 of its own shares at a weighted average discount of 15.2%. During the six months ended September 30, 2001, the Fund repurchased 613,900 of its own shares at a weighted average discount of 14.8%.

------------------------------------------------------------
Note 5. Dividends
On November 28, 2001, the Board of Directors of the Fund declared dividends of $.20, $.60 and $.85 per share from ordinary income, short-term capital gains and
long-term capital gains, respectively, payable December   , 2001 to shareholders
of record as of December   , 2001.
--------------------------------------------------------------------------------
                                       8

Financial Highlights (Unaudited)                      FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended                             Year Ended March 31,
                                                     September 30,     ------------------------------------------------------------
                                                         2001            2001         2000         1999         1998         1997
                                                     -------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............      $   12.86       $   8.72     $   8.85     $  18.94     $  15.26     $  13.71
                                                     -------------     --------     --------     --------     --------     --------
Income from investment operations
Net investment income............................            .10            .14          .12          .11          .14          .22
Net realized and unrealized gain (loss) on
   investments...................................           1.27           4.09         (.20)       (7.20)        6.84         4.84
                                                     -------------     --------     --------     --------     --------     --------
   Total from investment operations..............           1.37           4.23         (.08)       (7.09)        6.98         5.06
                                                     -------------     --------     --------     --------     --------     --------
Less dividends and distributions
Dividends from net investment income.............             --           (.10)        (.08)        (.05)        (.14)        (.21)
Distributions from net realized gains............             --             --           --        (2.59)       (2.68)       (3.36)
Distributions in excess of net realized gains....             --             --           --         (.45)        (.63)          --
                                                     -------------     --------     --------     --------     --------     --------
   Total dividends and distributions.............             --           (.10)        (.08)       (3.09)       (3.45)       (3.57)
                                                     -------------     --------     --------     --------     --------     --------
Increase resulting from Fund share repurchase....            .05            .01          .03           --           --          .06
Net change resulting from the issuance of Fund
   shares........................................             --             --           --          .09          .15           --
                                                     -------------     --------     --------     --------     --------     --------
Net asset value, end of period(a)................      $   14.28       $  12.86     $   8.72     $   8.85     $  18.94     $  15.26
                                                     -------------     --------     --------     --------     --------     --------
                                                     -------------     --------     --------     --------     --------     --------
Market price per share, end of period(a).........      $   11.88       $  11.29     $ 7.8125     $ 7.3125     $ 20.813     $  14.50
                                                     -------------     --------     --------     --------     --------     --------
                                                     -------------     --------     --------     --------     --------     --------
TOTAL INVESTMENT RETURN(b):......................           5.23%         49.40%        7.93%      (53.65)%      72.59%       42.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................      $ 341,424       $315,392     $214,662     $221,881     $387,852     $270,496
Average net assets (000).........................      $ 340,668       $258,156     $230,163     $296,740     $320,484     $238,967
Ratios to average net assets:
   Expenses, before loan interest, commitment
      fees and nonrecurring expenses.............            .97%(c)       1.09%        1.06%         .94%         .91%        1.03%
   Total expenses................................           1.03%(c)       2.12%        2.20%        1.61%        1.25%        1.56%
   Net investment income.........................           1.32%(c)       1.33%        1.33%         .91%         .82%        1.43%
Portfolio turnover rate..........................             59%            85%          63%          65%          43%          70%
Total debt outstanding at end of period (000
   omitted)......................................      $      --       $     --     $ 45,000     $ 45,000     $ 20,000     $ 18,400
Asset coverage per $1,000 of debt outstanding....      $      --       $     --     $  5,768     $  5,931     $ 20,393     $ 15,701

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.
(c) Annualized.
Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Supplemental Proxy Information (Unaudited)            FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
The annual meeting of shareholders of First Financial Fund, Inc. was held on August 30, 2001 at the offices of Prudential Investments LLC, 100 Mulberry Street, Newark, New Jersey. The meeting was held for the following purposes:

(1)       To elect the following director to serve as follows:
                     Director                  Class                 Term                 Expiring
          -------------------------------      ------      -------------------------      ---------
          Richard I. Barr                       III        3 years                          2004
          Directors whose term of office continued beyond this meeting are Eugene C. Dorsey, Robert E. LaBlanc, Thomas T. Mooney
          and Clay T. Whitehead.

The results of the proxy solicitation on the above matter were as follows:

                   Director/Auditor               Votes For      Votes Against      Votes Withheld      Abstentions
          ----------------------------------     -----------     --------------     ---------------     ------------
(1)       Richard I. Barr                        22,776,174            --               483,084              --

Other Information                                     FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan.) Shareholders who do not participate in the Plan will normally receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in streetname or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent, unless the Fund declares a distribution payable in shares, absent a shareholder's specific election to receive cash. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or a capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If the Fund declares a dividend or other distribution payable only in cash and the net asset value exceeds the market price of Shares on the valuation date, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the Plan Agent will halt open-market purchases of the Fund's shares for this purpose, and will request that the Fund pay the remainder, if any, in the form of newly-issued shares. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent or by telephone in accordance with specific procedures and will receive certificates for whole Shares and cash for fractional Shares.
All correspondence concerning the Plan should be directed to the Plan Agent, State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266-8200.
--------------------------------------------------------------------------------
                                       10

Directors
Eugene C. Dorsey
Robert E. LaBlanc
Richard I. Barr
Thomas T. Mooney
Clay T. Whitehead

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in
accordance with Section 23(c) of
the Investment Company Act of 1940
that the Fund may purchase, from
time to time, shares of its common
stock at market prices.

The accompanying Financial
Statements as of 9/30/01 were not
audited and, accordingly, no
opinion is expressed on them.

The views expressed in this report
and the information about the
Fund's portfolio holdings are for
the period covered by this report
and are subject to change
thereafter.

This report is for stockholder
information. This is not a
prospectus intended for use in the
purchase or sale of Fund shares.

First Financial Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

320228109